Other Income	12 Months Ended
Jun. 30, 2022
Other Income

6. Other Income

		Consolidated Group
	Notes	2022 A$	2021 A$	2020 A$
Government subsidy		-	290,900	116,000
Research and development tax incentive	(a)	757,609	497,358	494,577
Export market development grant		45,433	-	-
Unrealised foreign exchange gain		495,457	-	-
Other income		-	-	4,779
Total other income		1,298,499	788,258	615,356

(a)	R&D Tax Incentive. The amount in FY21 related to the actual cash funding received with respect to FY20 claimable R&D expenditure. The amount in FY22 relates to the actual cash funding received with respect to FY21 claimable R&D expenditure plus the cash funding estimated to be received with respect to FY22 claimable R&D expenditure.